Venezuela (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 VEF	Mar. 31, 2013 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2013 Venezuela Inflationary Accounting [Member] USD ($)	Feb. 12, 2013 Venezuela Inflationary Accounting [Member] VEF	Sep. 30, 2014 SICAD I [Member] VEF	Sep. 30, 2014 SICAD I [Member] Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2014 SICAD II [Member] VEF	Sep. 30, 2014 SICAD II [Member] Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2014 Sales [Member] Geographic Concentration Risk [Member]
Intercompany Foreign Currency Balance [Line Items]
Period of time for cumulative inflation rate	3 years
Inflation Rate Threshold To Determine a Highly Inflationary Economy	100.00%
Foreign Currency Exchange Rate, Translation		6.30			4.30	12.00		49.98
Expected Payment for Products Imported per Non National Production Certificates to be Received	$ 5.6
Payment for Products Imported per Non National Production Certificates Received	9.5
Foreign Currency Exchange Rate, SITME Rate, Translation					5.50
Venezuela devaluation/other impacts			6	6			38		69
Net Monetary Assets in Venezuela	$ 79
Concentration Risk, Percentage										1.30%
Foreign Net Income Contributed to Consolidated Earnings per Diluted Share	$ 0.20